CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Contingent liabilities [Abstract]
Disclosure of contingent liabilities [text block]	Contingencies

Certain conditions may exist as of the date the financial
statements are issued that may result in a loss to the
Company, but which will only be resolved when one or
more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial
statements and noted below may be material.
Except as noted below, no material changes have
occurred with respect to the matters disclosed in Note 36
“Contingencies” to the 2025 Annual Financial Statements,
and no new contingencies have occurred that are material
to the Company since the issuance of the 2025 Annual
Financial Statements.
The description set out below should be read in
conjunction with Note 36 “Contingencies” to the 2025
Annual Financial Statements.
Litigation and Claims Update
Pascua-Lama — Proposed Canadian Securities Class
Actions
In the Ontario proceeding, the Ontario Superior Court of
Justice issued its decision on the plaintiffs’ motion for class certification on March 4, 2026. The Court certified the
plaintiffs’ statutory secondary market and common law
misrepresentation claims but declined to certify the
plaintiffs’ primary market claims.
In the Quebec proceeding, both parties have
delivered expert reports. Trial is scheduled for April 18 to
May 15, 2028.
Pascua-Lama — SMA Regulatory Sanctions
On June 23, 2026, the SMA dismissed the appeal filed by
the group of local farmers and indigenous communities
opposing the SMA’s November 13, 2024 decision not to
assess any additional fines against CMN.
Veladero — Operational Incidents and Associated
Proceedings
On June 5, 2026, the Federal Court dismissed the
previously disclosed Federal Amparo Action. The National
Minister did not appeal this decision. The previously
disclosed Provincial Amparo Action remains pending.
North Mara — Ontario Litigation
On April 7, 2026, the Court of Appeal for Ontario dismissed
the plaintiffs’ appeal, upholding Barrick’s motion to
permanently stay both actions on the grounds that Tanzania
is a more appropriate forum in which to litigate this matter.
On June 8, 2026, the plaintiffs filed an application for leave to appeal to the Supreme Court of Canada, which Barrick
will oppose.
Loulo-Gounkoto Mining Conventions Dispute
Further to the terms of the settlement agreement
announced on November 24, 2025, the 10-year renewal of
the Somilo Exploitation Permit was granted under the 2023
Mining Code on February 13, 2026. Also further to the
settlement agreement, the senior judge at the Pôle National
Économique et Financier issued a ruling dated March 25,
2026 dismissing the criminal proceedings previously issued
against Somilo, Gounkoto and certain individuals. This
matter is now closed.
Pursuant to a tax reconciliation process
contemplated by the settlement agreement, a total of $200
million was paid to the Government of Mali in April 2026 in
respect of additional royalties, penalties and interest related to the retrospective application of the 2023 Mining Code to
Loulo-Gounkoto for 2024 and 2025. Also as part of this tax
reconciliation process, on July 1, 2026, the Government of
Mali notified Somilo that approximately $48 million in
additional penalties remains owing in respect of the 2024
and 2025 tax years, which Somilo will resolve through a
combination of cash and VAT offsets. Barrick is continuing
to engage with the Government of Mali regarding the tax
reconciliation process.